Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	FEDERATED INSTITUTIONAL TRUST
Central Index Key	0000925723
Amendment Flag	false
Document Creation Date	Jun. 24, 2013
Document Effective Date	Jun. 24, 2013
Prospectus Date	Oct. 31, 2012